CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Ordinary Shares	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings/(Deficits)	Total Shareholders' Equity Attributable to China Finance Online Co. Limited Shareholders	Non Controlling Interest
Balance at Dec. 31, 2017	$ 45,711,611	$ 57,000,417	$ 34,368,210	$ 6,654,191	$ (43,976,136)	$ 54,046,682	$ (8,335,071)
Balance, shares at Dec. 31, 2017		118,098,018
Exercise of share options by employees	600	$ 600				600
Share-based compensation	2,240,512		1,710,912			1,710,912	529,600
Deconsolidation	1,216,007						1,216,007
Foreign currency translation adjustment	(362,398)			(362,398)		(362,398)
Net loss	(22,470,495)				(19,950,120)	(19,950,120)	(2,520,375)
Balance at Dec. 31, 2018	26,335,837	$ 57,001,017	36,079,122	6,291,793	(63,926,256)	35,445,676	(9,109,839)
Balance, shares at Dec. 31, 2018		118,098,018
Issuance of ordinary shares for the plan of share options and restricted shares	520	$ 520				520
Issuance of ordinary shares for the plan of share options and restricted shares, shares		4,000,000
Exercise of share options by employees	4,997	$ 4,997				4,997
Share-based compensation	1,113,828		846,752			846,752	267,076
Deconsolidation	295,830						295,830
Foreign currency translation adjustment	120,762			120,762		120,762
Net loss	(12,743,748)				(11,262,821)	(11,262,821)	(1,480,927)
Balance at Dec. 31, 2019	15,128,026	$ 57,006,534	36,925,874	6,412,555	(75,189,077)	25,155,886	(10,027,860)
Balance, shares at Dec. 31, 2019		122,098,018
Share-based compensation	986,833		887,293			887,293	99,540
Foreign currency translation adjustment	(125,606)			(125,606)		(125,606)
Fractional shares sold	5		5			5
Net loss	(11,350,208)				(10,558,169)	(10,558,169)	(792,039)
Balance at Dec. 31, 2020	$ 4,639,050	$ 57,006,534	$ 37,813,172	$ 6,286,949	$ (85,747,246)	$ 15,359,409	$ (10,720,359)
Balance, shares at Dec. 31, 2020		122,098,018